Not FDIC Insured May Lose Value No Bank Guarantee
MS-Q3PH

Schedules of Investments
(unaudited)
Franklin Mutual Beacon Fund 2
Franklin Mutual Financial Services Fund 5
Franklin Mutual Global Discovery Fund 8
Franklin Mutual International Value Fund 13
Franklin Mutual Quest Fund 16
Franklin Mutual Shares Fund 24
Notes to Schedules of Investments 29

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2023
Franklin Mutual Beacon Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.9%
Aerospace & Defense 2.9%
Airbus SE ........................................... France 635,949 $ 85,116,779
Air Freight & Logistics 2.8%
United Parcel Service, Inc., B ............................ United States 519,570 80,985,376
Automobile Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,846,329 85,327
Banks 10.0%
BNP Paribas SA ...................................... France 1,247,577 79,325,021
DBS Group Holdings Ltd. ............................... Singapore 3,781,657 92,865,995
JPMorgan Chase & Co. ................................. United States 819,424 118,832,869
291,023,885
Beverages 3.1%
Heineken NV ........................................ Netherlands 1,008,536 88,909,868
Building Products 2.8%
Johnson Controls International plc ......................... United States 1,513,984 80,559,089
Capital Markets 3.0%
BlackRock, Inc. ....................................... United States 134,859 87,184,995
Consumer Staples Distribution & Retail 2.5%
Seven & i Holdings Co. Ltd. .............................. Japan 1,859,611 72,806,592
Containers & Packaging 2.6%
International Paper Co. ................................. United States 2,107,492 74,752,741
Diversified Telecommunication Services 2.5%
Deutsche Telekom AG .................................. Germany 3,436,562 72,084,684
Energy Equipment & Services 2.5%
Schlumberger NV ..................................... United States 1,229,379 71,672,796
Entertainment 3.1%
b
Walt Disney Co. (The) .................................. United States 1,098,247 89,012,919
Financial Services 3.0%
Global Payments, Inc. .................................. United States 746,585 86,148,443
Health Care Equipment & Supplies 3.8%
Medtronic plc ........................................ United States 1,391,103 109,006,831
Health Care Providers & Services 2.5%
Elevance Health, Inc. .................................. United States 164,494 71,623,978
Household Products 3.3%
Reckitt Benckiser Group plc ............................. United Kingdom 1,373,195 96,830,788
Insurance 4.5%
Hartford Financial Services Group, Inc. (The) ................ United States 1,039,200 73,689,672
Progressive Corp. (The) ................................ United States 401,504 55,929,507
129,619,179
Machinery 2.9%
Parker-Hannifin Corp. .................................. United States 217,590 84,755,657
Media 3.5%
b
Charter Communications, Inc., A .......................... United States 231,431 101,787,982
Metals & Mining 2.4%
Rio Tinto plc ......................................... Australia 1,104,246 69,332,674

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 3.9%
Shell plc ............................................ Netherlands 3,542,641 $ 112,272,043
Personal Care Products 3.4%
Haleon plc .......................................... United States 23,846,694 98,838,574
Pharmaceuticals 9.7%
GSK plc ............................................ United States 5,236,438 94,739,277
Merck & Co., Inc. ..................................... United States 738,500 76,028,575
Novartis AG, ADR ..................................... Switzerland 1,076,476 109,649,845
280,417,697
Retail REITs 2.0%
Brixmor Property Group, Inc. ............................. United States 2,868,393 59,605,207
Software 1.9%
Gen Digital, Inc. ...................................... United States 3,047,595 53,881,480
Technology Hardware, Storage & Peripherals 2.8%
d
Samsung Electronics Co. Ltd. ............................ South Korea 1,605,188 80,963,191
Textiles, Apparel & Luxury Goods 4.2%
Cie Financiere Richemont SA ............................ Switzerland 596,534 72,643,886
Tapestry, Inc. ........................................ United States 1,735,788 49,903,905
122,547,791
Tobacco 3.0%
British American Tobacco plc ............................. United Kingdom 2,748,421 86,289,763
Trading Companies & Distributors 3.3%
Ferguson plc ......................................... United States 579,495 95,309,543
Total Common Stocks (Cost $2,443,489,336) ....................................
2,833,425,872
Companies in Liquidation 0.0%
a,b,e
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,443,489,336) .............................
2,833,425,872
a
Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.6%
f
FHLB, 10/02/23 ....................................... United States 45,300,000 45,300,000
Total U.S. Government and Agency Securities (Cost $45,293,457) .................
45,300,000
Total Short Term Investments (Cost $45,293,457 ) ................................
45,300,000
a
Total Investments (Cost $2,488,782,793) 99.5% ..................................
$2,878,725,872
Other Assets, less Liabilities 0.5% .............................................
16,151,956
Net Assets 100.0% ...........................................................
$2,894,877,828
a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 41 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2023
Franklin Mutual Financial Services Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Banks 35.6%
a
AB&T Financial Corp. .................................. United States 226,100 $ 118,465
Bank of America Corp. ................................. United States 227,849 6,238,506
b
BAWAG Group AG, 144A, Reg S .......................... Austria 77,389 3,536,976
BNP Paribas SA ...................................... France 151,062 9,605,015
CaixaBank SA ........................................ Spain 1,525,110 6,075,742
Citizens Financial Group, Inc. ............................ United States 315,402 8,452,774
Columbia Banking System, Inc. ........................... United States 490,312 9,953,334
DBS Group Holdings Ltd. ............................... Singapore 147,729 3,627,775
ING Groep NV ....................................... Netherlands 727,182 9,583,854
JPMorgan Chase & Co. ................................. United States 90,930 13,186,669
PNC Financial Services Group, Inc. (The) ................... United States 82,361 10,111,460
Primis Financial Corp. .................................. United States 393,187 3,204,474
Synovus Financial Corp. ................................ United States 278,537 7,743,329
UniCredit SpA ........................................ Italy 463,323 11,038,793
Wells Fargo & Co. ..................................... United States 249,747 10,204,662
112,681,828
Capital Markets 5.7%
BlackRock, Inc. ....................................... United States 13,185 8,523,971
Deutsche Bank AG .................................... Germany 855,644 9,403,317
17,927,288
Consumer Finance 3.1%
Capital One Financial Corp. ............................. United States 102,586 9,955,971
Financial Services 10.7%
c
Fiserv, Inc. .......................................... United States 79,647 8,996,925
Global Payments, Inc. .................................. United States 87,569 10,104,587
Voya Financial, Inc. .................................... United States 220,359 14,642,856
33,744,368
Household Durables 3.1%
Cairn Homes plc ...................................... Ireland 8,521,149 9,885,260
Insurance 29.1%
ASR Nederland NV .................................... Netherlands 309,174 11,567,858
China Pacific Insurance Group Co. Ltd., H ................... China 2,084,821 5,190,285
Conduit Holdings Ltd. .................................. United States 1,785,410 10,030,612
Everest Group Ltd. .................................... United States 43,470 16,156,495
Hartford Financial Services Group, Inc. (The) ................ United States 186,963 13,257,546
International General Insurance Holdings Ltd. ................ Jordan 1,228,570 13,858,270
MetLife, Inc. ......................................... United States 125,861 7,917,915
NN Group NV ........................................ Netherlands 307,559 9,859,318
Progressive Corp. (The) ................................ United States 29,722 4,140,274
91,978,573
Office REITs 1.3%
Vornado Realty Trust ................................... United States 175,116 3,971,631
Professional Services 1.7%
SS&C Technologies Holdings, Inc. ......................... United States 103,672 5,446,927
Real Estate Management & Development 3.5%
c
CBRE Group, Inc., A ................................... United States 42,882 3,167,265
c
Cushman & Wakefield plc ............................... United States 333,883 2,544,188
Savills plc ........................................... United Kingdom 509,775 5,382,765
11,094,218

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2023, the Fund had the following futures contracts outstanding.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 2.8%
c
AerCap Holdings NV ................................... Ireland 140,018 $ 8,774,928
Total Common Stocks (Cost $274,815,345) .....................................
305,460,992
Short Term Investments 2.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.7%
d
FHLB, 10/02/23 ....................................... United States 6,700,000 6,700,000
d
U.S. Treasury Bills ,
11/07/23 .......................................... United States 1,000,000 994,729
11/09/23 .......................................... United States 1,000,000 994,416
1,989,145
Total U.S. Government and Agency Securities (Cost $8,688,001) ..................
8,689,145
Total Short Term Investments (Cost $8,688,001 ) .................................
8,689,145
a
Total Investments (Cost $283,503,346) 99.3% ...................................
$314,150,137
Other Assets, less Liabilities 0.7% .............................................
2,061,604
Net Assets 100.0% ...........................................................
$316,211,741
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 4 regarding holdings of 5% voting securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the value of this security was $3,536,976, representing 1.1% of net assets.
c
Non-income producing.
d
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 8,224,688 12/18/23 $ 130,047
Foreign Exchange GBP/USD ................... Short 56 4,273,500 12/18/23 105,212
Total Futures Contracts ...................................................................... $235,259
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 41 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 512,399 652,725 10/17/23 $ — $ (27,543)
British Pound ...... BOFA Sell 127,491 165,073 10/17/23 9,520 —
British Pound ...... HSBK Sell 926 1,148 10/17/23 18 —
British Pound ...... UBSW Buy 181,342 228,619 10/17/23 — (7,363)
British Pound ...... UBSW Sell 6,349,480 8,283,764 10/17/23 536,717 —
Euro ............. HSBK Sell 94,141 101,010 1/11/24 972 —
Euro ............. SSBT Sell 800,664 905,094 1/11/24 54,276 —
Euro ............. UBSW Buy 387,898 409,839 1/11/24 2,357 —
Euro ............. UBSW Sell 23,778,992 26,212,091 1/11/24 943,585 —
Total Forward Exchange Contracts ................................................... $1,547,445 $(34,906)
Net unrealized appreciation (depreciation) ............................................ $1,512,539
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2023
Franklin Mutual Global Discovery Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.3%
Aerospace & Defense 1.5%
Airbus SE ........................................... France 956,078 $ 127,963,531
Air Freight & Logistics 1.5%
United Parcel Service, Inc., B ............................ United States 843,690 131,505,960
Automobile Components 1.7%
Denso Corp. ......................................... Japan 9,265,384 148,676,209
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 3,819,425 114,499
148,790,708
Automobiles 1.8%
General Motors Co. .................................... United States 4,768,010 157,201,290
Banks 5.6%
BNP Paribas SA ...................................... France 2,777,875 176,626,367
DBS Group Holdings Ltd. ............................... Singapore 6,566,367 161,250,004
JPMorgan Chase & Co. ................................. United States 1,042,659 151,206,408
489,082,779
Biotechnology 0.9%
b
Horizon Therapeutics plc ................................ United States 695,456 80,457,305
Building Products 1.6%
Johnson Controls International plc ......................... United States 2,594,051 138,029,454
Capital Markets 1.6%
BlackRock, Inc. ....................................... United States 207,617 134,222,314
Chemicals 1.9%
b,d
Covestro AG, 144A, Reg S .............................. Germany 2,984,232 160,469,332
Consumer Finance 1.7%
Capital One Financial Corp. ............................. United States 1,547,519 150,186,719
Consumer Staples Distribution & Retail 1.8%
Seven & i Holdings Co. Ltd. .............................. Japan 4,064,657 159,137,489
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG .................................. Germany 10,734,020 225,154,801
Electrical Equipment 1.2%
Mitsubishi Electric Corp. ................................ Japan 8,355,054 103,225,709
Energy Equipment & Services 1.8%
Schlumberger NV ..................................... United States 2,747,542 160,181,699
Entertainment 3.4%
Activision Blizzard, Inc. ................................. United States 1,413,640 132,359,113
b
Walt Disney Co. (The) .................................. United States 1,985,539 160,927,936
293,287,049
Financial Services 5.7%
b
Fiserv, Inc. .......................................... United States 1,380,750 155,969,520
Global Payments, Inc. .................................. United States 1,619,458 186,869,259
Voya Financial, Inc. .................................... United States 2,284,522 151,806,487
494,645,266
Food Products 3.7%
Danone SA .......................................... France 2,805,972 154,763,784
Kraft Heinz Co. (The) .................................. United States 5,042,983 169,645,948
324,409,732

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 2.0%
Medtronic plc ........................................ United States 2,263,951 $ 177,403,200
Health Care Providers & Services 8.0%
CVS Health Corp. ..................................... United States 2,631,984 183,765,123
Elevance Health, Inc. .................................. United States 406,620 177,050,480
Fresenius SE & Co. KGaA ............................... Germany 5,940,043 184,490,376
Humana, Inc. ........................................ United States 302,526 147,184,950
692,490,929
Household Durables 0.6%
DR Horton, Inc. ....................................... United States 464,710 49,942,384
Household Products 1.8%
Reckitt Benckiser Group plc ............................. United Kingdom 2,238,161 157,823,830
Industrial Conglomerates 1.6%
Siemens AG ......................................... Germany 966,176 138,068,470
Insurance 4.4%
Everest Group Ltd. .................................... United States 468,636 174,177,942
NN Group NV ........................................ Netherlands 4,664,045 149,513,755
Progressive Corp. (The) ................................ United States 397,931 55,431,789
379,123,486
Interactive Media & Services 1.0%
b
Meta Platforms, Inc., A ................................. United States 285,638 85,751,384
IT Services 1.9%
Capgemini SE ........................................ France 918,365 160,241,403
Machinery 1.4%
Parker-Hannifin Corp. .................................. United States 304,376 118,560,540
Media 2.6%
b
Charter Communications, Inc., A .......................... United States 510,181 224,387,807
Metals & Mining 1.5%
Rio Tinto plc ......................................... Australia 2,095,517 131,571,948
Oil, Gas & Consumable Fuels 6.4%
BP plc .............................................. United Kingdom 25,433,104 163,926,698
Shell plc ............................................ Netherlands 7,067,521 223,981,211
Williams Cos., Inc. (The) ................................ United States 5,057,500 170,387,175
558,295,084
Personal Care Products 2.1%
Haleon plc .......................................... United States 44,295,264 183,592,776
Pharmaceuticals 6.9%
GSK plc ............................................ United States 10,421,063 188,541,136
Merck & Co., Inc. ..................................... United States 1,680,411 172,998,312
Novartis AG, ADR ..................................... Switzerland 2,335,621 237,906,355
599,445,803
Real Estate Management & Development 1.7%
b
CBRE Group, Inc., A ................................... United States 1,961,840 144,901,502
Semiconductors & Semiconductor Equipment 1.2%
b
Renesas Electronics Corp. .............................. Japan 6,894,581 105,317,981

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.7%
b
Check Point Software Technologies Ltd. .................... Israel 1,078,359 $ 143,723,688
Technology Hardware, Storage & Peripherals 1.8%
Samsung Electronics Co. Ltd. ............................ South Korea 3,124,651 157,602,546
Textiles, Apparel & Luxury Goods 1.1%
b
Capri Holdings Ltd. .................................... United States 676,945 35,614,077
Cie Financiere Richemont SA ............................ Switzerland 505,224 61,524,464
97,138,541
Tobacco 1.8%
British American Tobacco plc ............................. United Kingdom 5,092,568 159,886,890
Trading Companies & Distributors 3.8%
b
AerCap Holdings NV ................................... Ireland 2,910,228 182,383,989
Ferguson plc ......................................... United States 906,920 149,161,132
331,545,121
Total Common Stocks (Cost $6,779,735,022) ....................................
8,274,766,450
Principal
Amount
*
Corporate Bonds 0.6%
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 33,966,000 30,771,401
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 15,606,000 7,942,751
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,290,000 1,175,300
39,889,452
Professional Services 0.1%
d
CoreLogic , Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 12,662,000 9,625,399
Software 0.1%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 8,153,000 6,825,240
Total Corporate Bonds (Cost $68,515,633) ......................................
56,340,091
Senior Floating Rate Interests 1.4%
Commercial Services & Supplies 0.8%
e
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.148%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 48,688,973 43,663,784
First Lien, Dollar CME Term Loan, B, 10.398%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 25,592,000 23,123,523
66,787,307
a a a a a a
Professional Services 0.4%
e,f
CoreLogic , Inc. , First Lien, Initial Term Loan , 8.946% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 40,674,808 37,734,223
Specialty Retail 0.2%
e,f
Michaels Cos., Inc. (The) , Term Loan, B , 9.902% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 15,098,108 13,821,563
Total Senior Floating Rate Interests (Cost $115,873,948) .........................
118,343,093

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 $ —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $6,964,124,603) .............................
8,449,449,634
a
Short Term Investments 2.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.9%
h
FHLB, 10/02/23 ....................................... United States 247,900,000 247,900,000
h
U.S. Treasury Bills, 11/09/23 ............................. United States 5,000,000 4,972,081
Total U.S. Government and Agency Securities (Cost $252,835,890) ................
252,872,081
Total Short Term Investments (Cost $252,835,890 ) ...............................
252,872,081
a
Total Investments (Cost $7,216,960,493) 100.2% ................................
$8,702,321,715
Other Assets, less Liabilities (0.2)% ...........................................
(19,754,563)
Net Assets 100.0% ...........................................................
$8,682,567,152
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $216,809,423, representing 2.5% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2023, the Fund had the following futures contracts outstanding.
At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 41 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,915 $ 254,036,719 12/18/23 $ 4,016,770
Foreign Exchange GBP/USD ................... Short 335 25,564,688 12/18/23 629,391
Total Futures Contracts ...................................................................... $4,646,161
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 1,463,277 1,892,236 10/17/23 $ — $ (106,881)
British Pound ...... BOFA Sell 1,385,968 1,794,524 10/17/23 103,494 —
British Pound ...... HSBK Sell 248,514 308,185 10/17/23 4,972 —
British Pound ...... UBSW Buy 699,327 879,535 10/17/23 — (26,282)
British Pound ...... UBSW Sell 18,915,431 24,742,499 10/17/23 1,663,644 —
South Korean Won .. HSBK Buy 22,220,191,278 17,191,852 11/10/23 — (729,313)
South Korean Won .. HSBK Sell 96,232,330,712 73,694,282 11/10/23 2,397,481 —
South Korean Won .. UBSW Sell 81,361,131,541 62,276,499 11/10/23 1,997,501 —
Japanese Yen ...... BOFA Sell 39,228,627,310 273,763,414 11/17/23 9,228,187 —
Euro ............. HSBK Buy 2,049,753 2,232,090 1/11/24 — (53,941)
Euro ............. HSBK Sell 17,141,668 19,009,797 1/11/24 794,376 —
Euro ............. UBSW Buy 7,836,659 8,279,924 1/11/24 47,623 —
Euro ............. UBSW Sell 122,998,563 135,511,815 1/11/24 4,808,628 —
Total Forward Exchange Contracts ................................................... $21,045,906 $(916,417)
Net unrealized appreciation (depreciation) ............................................ $20,129,489
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2023
Franklin Mutual International Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.1%
Aerospace & Defense 4.4%
Airbus SE ........................................... France 97,358 $ 13,030,604
a
Babcock International Group plc .......................... United Kingdom 1,954,742 9,823,653
Melrose Industries plc .................................. United Kingdom 1,727,652 9,847,495
32,701,752
Automobile Components 3.6%
Cie Generale des Etablissements Michelin SCA .............. France 243,674 7,457,769
Denso Corp. ......................................... Japan 1,200,924 19,270,527
26,728,296
Banks 11.3%
BNP Paribas SA ...................................... France 389,540 24,768,226
DBS Group Holdings Ltd. ............................... Singapore 1,077,262 26,454,279
ING Groep NV ....................................... Netherlands 1,403,840 18,501,830
UniCredit SpA ........................................ Italy 608,451 14,496,506
84,220,841
Beverages 3.4%
Coca-Cola HBC AG ................................... Italy 384,103 10,501,965
Heineken NV ........................................ Netherlands 165,632 14,601,679
25,103,644
Capital Markets 2.0%
Deutsche Bank AG .................................... Germany 1,352,155 14,859,851
Chemicals 2.0%
a,b
Covestro AG, 144A, Reg S .............................. Germany 282,012 15,164,464
Consumer Staples Distribution & Retail 3.0%
Seven & i Holdings Co. Ltd. .............................. Japan 567,719 22,227,060
Diversified Telecommunication Services 6.6%
Deutsche Telekom AG .................................. Germany 859,590 18,030,600
Koninklijke KPN NV ................................... Netherlands 4,763,768 15,694,284
Nippon Telegraph & Telephone Corp. ...................... Japan 12,689,549 15,020,303
48,745,187
Electrical Equipment 1.1%
Mitsubishi Electric Corp. ................................ Japan 634,720 7,841,891
Electronic Equipment, Instruments & Components 2.5%
Murata Manufacturing Co. Ltd. ........................... Japan 1,018,704 18,583,986
Food Products 1.0%
Danone SA .......................................... France 134,625 7,425,261
Health Care Equipment & Supplies 2.7%
Olympus Corp. ....................................... Japan 1,531,421 19,883,851
Health Care Providers & Services 2.3%
Fresenius SE & Co. KGaA ............................... Germany 551,930 17,142,262
Household Durables 2.3%
Sony Group Corp. ..................................... Japan 206,426 16,881,172
Household Products 1.0%
Reckitt Benckiser Group plc ............................. United Kingdom 106,602 7,517,036
Independent Power and Renewable Electricity Producers 1.6%
RWE AG ............................................ Germany 325,105 12,067,263

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 2.1%
Siemens AG ......................................... Germany 106,633 $ 15,238,068
Insurance 4.6%
ASR Nederland NV .................................... Netherlands 427,061 15,978,644
NN Group NV ........................................ Netherlands 573,475 18,383,699
34,362,343
Interactive Media & Services 1.4%
Tencent Holdings Ltd. .................................. China 265,981 10,310,806
IT Services 2.1%
Capgemini SE ........................................ France 87,825 15,324,192
Machinery 1.8%
Alstom SA ........................................... France 570,966 13,569,621
Metals & Mining 4.2%
Norsk Hydro ASA ..................................... Norway 1,302,737 8,151,557
Rio Tinto plc ......................................... Australia 366,146 22,989,335
31,140,892
Oil, Gas & Consumable Fuels 7.9%
BP plc .............................................. United Kingdom 4,265,809 27,494,873
Shell plc ............................................ Netherlands 988,745 31,334,934
58,829,807
Personal Care Products 2.1%
Haleon plc .......................................... United States 3,802,736 15,761,388
Pharmaceuticals 4.7%
GSK plc ............................................ United States 820,275 14,840,672
Novartis AG ......................................... Switzerland 199,008 20,323,307
35,163,979
Semiconductors & Semiconductor Equipment 1.5%
a
Renesas Electronics Corp. .............................. Japan 705,650 10,779,137
Software 1.8%
a
Check Point Software Technologies Ltd. .................... Israel 100,018 13,330,399
Technology Hardware, Storage & Peripherals 3.0%
Samsung Electronics Co. Ltd. ............................ South Korea 445,956 22,493,328
Textiles, Apparel & Luxury Goods 2.0%
Cie Financiere Richemont SA ............................ Switzerland 120,350 14,655,815
Tobacco 2.0%
British American Tobacco plc ............................. United Kingdom 477,429 14,989,419
Trading Companies & Distributors 2.1%
a
AerCap Holdings NV ................................... Ireland 252,808 15,843,477
Total Common Stocks (Cost $651,317,329) .....................................
698,886,488

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following futures contracts outstanding.
See Abbreviations on page 41 .
Short Term Investments 5.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 5.3%
c
FHLB, 10/02/23 ....................................... United States 39,100,000 $ 39,100,000
Total U.S. Government and Agency Securities (Cost $39,094,352) .................
39,100,000
Total Short Term Investments (Cost $39,094,352 ) ................................
39,100,000
a
Total Investments (Cost $690,411,681) 99.4% ...................................
$737,986,488
Other Assets, less Liabilities 0.6% .............................................
4,745,612
Net Assets 100.0% ...........................................................
$742,732,100
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the value of this security was $15,164,464, representing 2.0% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 3 $ 306,225 12/15/23 $ (9,066)
Total Futures Contracts ...................................................................... $(9,066)
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2023
Franklin Mutual Quest Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 72.5%
Aerospace & Defense 0.3%
L3Harris Technologies, Inc. .............................. United States 44,674 $ 7,778,637
Air Freight & Logistics 1.5%
United Parcel Service, Inc., B ............................ United States 241,733 37,678,923
Automobile Components 0.2%
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,548,299 76,393
Lear Corp. .......................................... United States 48,213 6,470,185
6,546,578
Automobiles 1.0%
General Motors Co. .................................... United States 782,069 25,784,815
Banks 2.4%
PNC Financial Services Group, Inc. (The) ................... United States 234,574 28,798,650
Wells Fargo & Co. ..................................... United States 814,133 33,265,474
62,064,124
Beverages 1.3%
Heineken NV ........................................ Netherlands 371,365 32,738,557
Biotechnology 0.8%
b
Horizon Therapeutics plc ................................ United States 169,999 19,667,184
Broadline Retail 1.2%
eBay, Inc. ........................................... United States 717,947 31,654,283
Building Products 1.0%
Johnson Controls International plc ......................... United States 464,151 24,697,475
Chemicals 2.3%
Avient Corp. ......................................... United States 802,588 28,347,408
b,d
Covestro AG, 144A, Reg S .............................. Germany 561,717 30,204,874
58,552,282
Communications Equipment 0.8%
a,b,c,e
Inclusive Language Services LLC, Membership Interests, B ...... United States 106,532 20,527,347
Construction & Engineering 0.8%
b
WillScot Mobile Mini Holdings Corp. ....................... United States 498,814 20,745,674
Consumer Staples Distribution & Retail 1.0%
Seven & i Holdings Co. Ltd. .............................. Japan 632,582 24,766,545
Containers & Packaging 1.0%
International Paper Co. ................................. United States 699,139 24,798,460
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG .................................. Germany 2,226,548 46,703,656
a,b,c
Windstream Holdings, Inc. ............................... United States 1,714,983 15,443,468
62,147,124
Electric Utilities 2.6%
Entergy Corp. ........................................ United States 350,047 32,379,348
PPL Corp. ........................................... United States 1,400,550 32,996,958
65,376,306
Energy Equipment & Services 2.0%
Baker Hughes Co., A ................................... United States 703,296 24,840,415

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
Schlumberger NV ..................................... United States 440,574 $ 25,685,464
50,525,879
Entertainment 3.2%
Activision Blizzard, Inc. ................................. United States 405,720 37,987,564
b,f
Walt Disney Co. (The) .................................. United States 540,203 43,783,453
81,771,017
Financial Services 2.8%
Global Payments, Inc. .................................. United States 391,370 45,160,184
Voya Financial, Inc. .................................... United States 401,677 26,691,437
71,851,621
Food Products 1.3%
Danone SA .......................................... France 586,865 32,368,622
Health Care Equipment & Supplies 1.4%
Medtronic plc ........................................ United States 467,921 36,666,290
Health Care Providers & Services 6.3%
CVS Health Corp. ..................................... United States 775,927 54,175,223
Elevance Health, Inc. .................................. United States 132,697 57,778,928
Fresenius SE & Co. KGaA ............................... Germany 924,367 28,709,694
Humana, Inc. ........................................ United States 41,594 20,236,313
160,900,158
Household Products 1.7%
Reckitt Benckiser Group plc ............................. United Kingdom 612,858 43,215,657
Independent Power and Renewable Electricity Producers 1.2%
AES Corp. (The) ...................................... United States 2,050,586 31,168,907
Insurance 8.2%
ASR Nederland NV .................................... Netherlands 832,528 31,149,340
China Pacific Insurance Group Co. Ltd., H ................... China 9,773,935 24,332,787
Conduit Holdings Ltd. .................................. United States 3,154,832 17,724,161
Everest Group Ltd. .................................... United States 143,629 53,382,590
Hartford Financial Services Group, Inc. (The) ................ United States 470,967 33,396,270
NN Group NV ........................................ Netherlands 1,076,665 34,514,296
Progressive Corp. (The) ................................ United States 115,981 16,156,153
210,655,597
Media 2.0%
b,f
Charter Communications, Inc., A .......................... United States 103,953 45,720,609
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 2,811,402 4,442,015
a,b,c
Tenerity , Inc. ......................................... United States 1 41
50,162,665
Metals & Mining 2.2%
Rio Tinto plc ......................................... Australia 637,713 40,040,306
United States Steel Corp. ............................... United States 486,000 15,785,280
55,825,586
Oil, Gas & Consumable Fuels 3.3%
BP plc .............................................. United Kingdom 6,934,160 44,693,481
Williams Cos., Inc. (The) ................................ United States 1,156,831 38,973,636
83,667,117

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 2.2%
Haleon plc .......................................... United States 7,698,666 $ 31,909,042
Kenvue , Inc. ......................................... United States 1,268,562 25,472,725
57,381,767
Pharmaceuticals 4.4%
GSK plc ............................................ United States 2,445,057 44,236,737
Merck & Co., Inc. ..................................... United States 321,132 33,060,540
Novartis AG, ADR ..................................... Switzerland 356,884 36,352,204
113,649,481
Professional Services 1.3%
SS&C Technologies Holdings, Inc. ......................... United States 638,914 33,568,542
Real Estate Management & Development 0.6%
Savills plc ........................................... United Kingdom 1,380,703 14,578,981
Semiconductors & Semiconductor Equipment 0.2%
b
Tower Semiconductor Ltd. ............................... Israel 191,588 4,705,401
Software 2.4%
b
ACI Worldwide, Inc. .................................... United States 1,381,694 31,171,016
b
Check Point Software Technologies Ltd. .................... Israel 228,963 30,516,189
61,687,205
Specialized REITs 0.2%
Uniti Group, Inc. ...................................... United States 1,039,713 4,907,445
Specialty Retail 0.0%
a,b,c,e
Wayne Services Legacy, Inc. ............................. United States 7,104 —
Textiles, Apparel & Luxury Goods 0.8%
b
Capri Holdings Ltd. .................................... United States 149,378 7,858,777
Cie Financiere Richemont SA ............................ Switzerland 103,592 12,615,082
20,473,859
Tobacco 2.8%
British American Tobacco plc ............................. United Kingdom 2,283,083 71,679,954
Trading Companies & Distributors 1.3%
b
AerCap Holdings NV ................................... Ireland 520,411 32,614,157
Wireless Telecommunication Services 0.1%
b
Intelsat SA .......................................... Luxembourg 106,029 2,375,050
Total Common Stocks (Cost $1,801,758,588) ....................................
1,851,925,272
Rights
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
b
Intelsat Jackson Holdings SA, B, 12/05/25 ................... Luxembourg 128,313 673,643
Total Rights (Cost $–) ........................................................
673,643
Warrants
Warrants 0.0%
†
Media 0.0%
†
a,b,c
Tenerity , Inc., 4/10/24 .................................. United States 48,380 409,516

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Wireless Telecommunication Services 0.0%
†
b
Intelsat Emergence SA, 2/17/27 .......................... Luxembourg 323,376 $ 631,246
631,246
Total Warrants (Cost $8,327,945) ..............................................
1,040,762
Principal
Amount
*
Corporate Bonds 10.1%
Diversified REITs 0.4%
d
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC , Senior
Secured Note , 144A, 10.5% , 2/15/28 ..................... United States 12,000,000 11,765,132
Diversified Telecommunication Services 0.5%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 13,464,222 9,848,435
d
Windstream Escrow LLC / Windstream Escrow Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 8/15/28 ................ United States 4,363,000 3,473,690
13,322,125
Media 1.6%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 31,000,000 24,797,570
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 21,000,000 16,089,234
40,886,804
Passenger Airlines 2.1%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 50,340,000 54,156,417
Pharmaceuticals 0.9%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 5,459,000 4,945,566
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 10,481,000 5,334,357
d
Bausch Health Cos., Inc. , Senior Bond , 144A, 7.25% , 5/30/29 .... United States 30,000,000 12,086,700
22,366,623
Professional Services 0.5%
d
CoreLogic , Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 16,200,000 12,314,916
Software 1.7%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 50,772,000 42,503,506
Specialty Retail 2.4%
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 85,226,000 50,157,632
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 12,868,000 10,602,115
60,759,747
Total Corporate Bonds (Cost $310,249,000) .....................................
258,075,270
Senior Floating Rate Interests 10.8%
Commercial Services & Supplies 2.4%
g
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.148%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 48,615,569 43,597,956

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies (continued)
g
Neptune BidCo US, Inc., (continued)
First Lien, Dollar CME Term Loan, B, 10.398%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 20,000,000 $ 18,070,900
61,668,856
a a a a a a
Communications Equipment 4.1%
a,c,e,h
Sorenson Communications LLC ,
Term Loan, A, PIK, 10%, 4/01/30 ........................ United States 26,012,914 23,838,564
Term Loan, B, PIK, 8%, 4/01/30 ......................... United States 104,434,858 81,765,124
105,603,688
a a a a a a
Health Care Providers & Services 0.5%
g
Covetrus Midco 2 LP , First Lien, Initial CME Term Loan , 10.39% ,
( 3-month SOFR + 5% ), 10/13/29 ........................ United States 12,190,703 12,079,646
g
Media 0.3%
i
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 9.13% ,
( 1-month SOFR + 3.5%; 3-month SOFR + 3.5% ), 8/21/26 ..... United States 8,000,000 7,788,320
j
Loyalty Ventures, Inc. , Term Loan, B , 13.25% , ( 3-month USD LIBOR
+ 5.5% ), 11/03/27 .................................... United States 26,135,994 392,040
8,180,360
a a a a a a
Pharmaceuticals 1.5%
g,i
Bausch Health Cos., Inc. , Second Amendment CME Term Loan ,
10.674% , ( 1-month SOFR + 5.25% ), 2/01/27 ............... United States 48,701,299 39,765,828
Professional Services 0.3%
g
CoreLogic , Inc. , First Lien, Initial Term Loan , 8.946% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 7,700,356 7,143,659
Software 1.3%
g
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 13.019% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 46,841,437 32,379,143
Specialty Retail 0.4%
g,i
Michaels Cos., Inc. (The) , Term Loan, B , 9.902% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 9,974,490 9,131,147
Total Senior Floating Rate Interests (Cost $329,566,542) .........................
275,952,327
Shares
a
Companies in Liquidation 0.0%
a,b,k
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,b,k
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,449,902,075) .............................
2,387,667,274
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Puts - Exchange-Traded
Equity Options
Carvana Co., January Strike Price $2.50, Expires 1/19/24 ....... 3,000 12,594,000 $ 6,000
Total Options Purchased (Cost $275,855) ......................................
6,000
Short Term Investments 6.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 6.8%
l
FHLB, 10/02/23 ....................................... United States 148,800,000 148,800,000
l
U.S. Treasury Bills ,
11/09/23 .......................................... United States 10,000,000 9,944,161
11/16/23 .......................................... United States 5,000,000 4,966,938
12/14/23 .......................................... United States 10,000,000 9,892,629
24,803,728
Total U.S. Government and Agency Securities (Cost $173,587,845) ................
173,603,728
Total Short Term Investments (Cost $173,587,845 ) ...............................
173,603,728
a
Total Investments (Cost $2,623,765,775) 100.2% ................................
$2,561,277,002
Options Written (0.0)%
†
......................................................
(182,600)
Securities Sold Short (0.3)% ..................................................
(7,770,892)
Other Assets, less Liabilities 0.1% .............................................
3,110,797
Net Assets 100.0% ...........................................................
$2,556,434,307
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Puts - Exchange-Traded
Equity Options
Activision Blizzard, Inc., October Strike Price $90.00, Expires
10/20/23 .......................................... 300 2,808,900 (26,400)
Walt Disney Co. (The), October Strike Price $80.00, Expires
10/20/23 .......................................... 1,100 8,915,500 (156,200)
(182,600)
Total Options Written (Premiums received $252,979) ............................
$ (182,600)
Country Shares
Securities Sold Short (0.3)%
Common Stocks (0.3)%
Metals & Mining (0.3)%
Cleveland-Cliffs, Inc. ................................... United States 497,178 (7,770,892)
Total Common Stocks (Proceeds $7,407,633) ...................................
(7,770,892)
Total Securities Sold Short (Proceeds $7,407,633) ...............................
$(7,770,892)

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2023, the Fund had the following futures contracts outstanding.
At September 3 0 , 2023, the Fund had the following forward exchange contracts outstanding.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $278,431,709, representing 10.9% of net assets.
e
See Note 4 regarding holdings of 5% voting securities.
f
A portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2023, the aggregate value of these securities pledged amounted to $51,660,369, representing 2.0% of net assets.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Income may be received in additional securities and/or cash.
i
A portion or all of the security purchased on a delayed delivery basis.
j
Defaulted security or security for which income has been deemed uncollectible.
k
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
l
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 92 $ 12,204,375 12/18/23 $ 192,973
Foreign Exchange GBP/USD ................... Short 249 19,001,812 12/18/23 467,816
Total Futures Contracts ...................................................................... $660,789
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 6,416,338 8,277,859 10/17/23 $ 449,238 $ —
British Pound ...... HSBK Sell 3,080,909 3,890,465 10/17/23 131,425 —
British Pound ...... UBSW Sell 39,313,019 51,334,940 10/17/23 3,368,839 —
Japanese Yen ...... BOFA Sell 3,676,103,344 25,654,291 11/17/23 864,771 —
Euro ............. BOFA Sell 1,672,241 1,871,020 1/11/24 94,030 —
Euro ............. HSBK Sell 4,113,506 4,585,719 1/11/24 214,542 —
Euro ............. UBSW Sell 32,524,476 35,823,237 1/11/24 1,261,430 —
Swiss Franc ....... HSBK Sell 11,481,437 12,733,524 1/29/24 18,216 —
Total Forward Exchange Contracts ................................................... $6,402,491 —
Net unrealized appreciation (depreciation) ............................................ $6,402,491

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 41 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2023
Franklin Mutual Shares Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 90.9%
Air Freight & Logistics 1.8%
United Parcel Service, Inc., B ............................ United States 755,979 $ 117,834,447
Automobile Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Brazil 7,234,813 216,885
Automobiles 1.8%
General Motors Co. .................................... United States 3,557,202 117,280,950
Banks 5.1%
Bank of America Corp. ................................. United States 4,916,834 134,622,915
JPMorgan Chase & Co. ................................. United States 1,417,449 205,558,454
340,181,369
Biotechnology 1.0%
b
Horizon Therapeutics plc ................................ United States 552,751 63,947,763
Building Products 2.0%
Johnson Controls International plc ......................... United States 2,537,925 135,042,989
Capital Markets 1.7%
BlackRock, Inc. ....................................... United States 171,554 110,907,946
Construction & Engineering 0.5%
b
WillScot Mobile Mini Holdings Corp. ....................... United States 825,505 34,332,753
Consumer Finance 1.7%
Capital One Financial Corp. ............................. United States 1,176,988 114,226,685
Containers & Packaging 1.9%
International Paper Co. ................................. United States 3,492,896 123,893,021
Diversified Telecommunication Services 0.3%
a,b,c
Windstream Holdings, Inc. ............................... United States 2,243,497 20,202,751
Electronic Equipment, Instruments & Components 2.0%
b
Flex Ltd. ............................................ United States 5,025,988 135,601,156
Energy Equipment & Services 2.0%
Schlumberger NV ..................................... United States 2,281,496 133,011,217
Entertainment 4.6%
Activision Blizzard, Inc. ................................. United States 1,777,337 166,412,063
b,e
Walt Disney Co. (The) .................................. United States 1,705,580 138,237,259
304,649,322
Financial Services 6.7%
b
Fiserv, Inc. .......................................... United States 1,528,322 172,639,253
Global Payments, Inc. .................................. United States 1,315,433 151,787,814
Voya Financial, Inc. .................................... United States 1,802,571 119,780,843
444,207,910
Food Products 2.4%
Kraft Heinz Co. (The) .................................. United States 4,791,880 161,198,843
Health Care Equipment & Supplies 3.5%
Baxter International, Inc. ................................ United States 2,630,537 99,276,466
Medtronic plc ........................................ United States 1,730,730 135,620,003
234,896,469
Health Care Providers & Services 6.0%
CVS Health Corp. ..................................... United States 2,399,003 167,498,390
Elevance Health, Inc. .................................. United States 271,296 118,127,704

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 226,094 $ 109,999,253
395,625,347
Household Durables 1.5%
DR Horton, Inc. ....................................... United States 953,813 102,506,283
Insurance 3.5%
Everest Group Ltd. .................................... United States 398,810 148,225,713
Progressive Corp. (The) ................................ United States 612,644 85,341,309
233,567,022
Interactive Media & Services 1.4%
b
Meta Platforms, Inc., A ................................. United States 299,217 89,827,936
Machinery 1.5%
Parker-Hannifin Corp. .................................. United States 248,408 96,759,884
Media 4.7%
b
Charter Communications, Inc., A .......................... United States 377,249 165,921,655
Comcast Corp., A ..................................... United States 3,231,399 143,280,232
309,201,887
Metals & Mining 0.5%
United States Steel Corp. ............................... United States 1,120,000 36,377,600
Oil, Gas & Consumable Fuels 7.0%
BP plc .............................................. United Kingdom 21,182,711 136,531,186
Chevron Corp. ....................................... United States 1,051,269 177,264,979
Williams Cos., Inc. (The) ................................ United States 4,455,406 150,102,628
463,898,793
Personal Care Products 1.7%
Kenvue , Inc. ......................................... United States 5,481,231 110,063,119
Pharmaceuticals 6.6%
GSK plc ............................................ United States 7,824,033 141,554,855
Merck & Co., Inc. ..................................... United States 1,306,985 134,554,106
Novartis AG, ADR ..................................... Switzerland 1,558,716 158,770,812
434,879,773
Professional Services 3.3%
KBR, Inc. ........................................... United States 1,854,074 109,279,122
SS&C Technologies Holdings, Inc. ......................... United States 2,098,415 110,250,724
219,529,846
Real Estate Management & Development 2.3%
b
CBRE Group, Inc., A ................................... United States 2,111,230 155,935,448
Retail REITs 2.1%
Brixmor Property Group, Inc. ............................. United States 6,802,750 141,361,145
Software 3.0%
e
Gen Digital, Inc. ...................................... United States 5,515,762 97,518,672
Oracle Corp. ......................................... United States 929,174 98,418,110
195,936,782
Specialty Retail 0.0%
a,b,c,d
Wayne Services Legacy, Inc. ............................. United States 7,469 —

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 1.2%
Tapestry, Inc. ........................................ United States 2,763,733 $ 79,457,324
Tobacco 1.9%
British American Tobacco plc ............................. United Kingdom 4,117,617 129,277,209
Trading Companies & Distributors 1.6%
Ferguson plc ......................................... United States 658,754 108,345,270
Wireless Telecommunication Services 2.1%
b
T-Mobile US, Inc. ..................................... United States 976,491 136,757,565
Total Common Stocks (Cost $5,007,851,339) ....................................
6,030,940,709
Principal
Amount
*
Corporate Bonds 2.2%
Hotels, Restaurants & Leisure 0.2%
f
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 9,230,300 9,903,918
Pharmaceuticals 0.1%
f
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 12,778,000 6,503,427
Professional Services 0.1%
f
CoreLogic , Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 9,805,000 7,453,565
Software 1.1%
f
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 86,667,000 72,552,811
Specialty Retail 0.7%
f
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 53,102,000 31,251,855
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 20,102,000 16,562,303
47,814,158
Total Corporate Bonds (Cost $176,844,145) .....................................
144,227,879
Senior Floating Rate Interests 2.7%
Commercial Services & Supplies 0.8%
g
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.148%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 38,187,442 34,246,116
First Lien, Dollar CME Term Loan, B, 10.398%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 19,884,000 17,966,089
52,212,205
a a a a a a
Professional Services 0.4%
g,h
CoreLogic , Inc. , First Lien, Initial Term Loan , 8.946% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 31,335,890 29,070,462
g
Software 1.3%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 10.931% ,
( 1-month SOFR + 5.5% ), 2/27/26 ........................ United States 20,487,800 20,469,566
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 13.019% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 40,126,436 27,737,399
Veritas US, Inc. , 2021 Dollar Term Loan, B , 10.446% , ( 1-month
SOFR + 5% ), 9/01/25 ................................. United States 47,091,007 41,072,305
89,279,270
a a a a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Specialty Retail 0.2%
g,h
Michaels Cos., Inc. (The) , Term Loan, B , 9.902% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 11,442,774 $ 10,475,287
Total Senior Floating Rate Interests (Cost $196,765,475) .........................
181,037,224
Shares
a
Companies in Liquidation 0.0%
a,b,i
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $5,381,460,959) .............................
6,356,205,812
a
Short Term Investments 4.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.1%
j
FHLB, 10/02/23 ....................................... United States 269,400,000 269,400,000
j
U.S. Treasury Bills, 12/14/23 ............................. United States 5,000,000 4,946,315
Total U.S. Government and Agency Securities (Cost $274,308,567) ................
274,346,315
Total Short Term Investments (Cost $274,308,567 ) ...............................
274,346,315
a
Total Investments (Cost $5,655,769,526) 99.9% ..................................
$6,630,552,127
Securities Sold Short (0.3)% ..................................................
(17,908,229)
Other Assets, less Liabilities 0.4% .............................................
20,800,193
Net Assets 100.0% ...........................................................
$6,633,444,091
a a a
Shares
Securities Sold Short (0.3)%
Common Stocks (0.3)%
Metals & Mining (0.3)%
Cleveland-Cliffs, Inc. ................................... United States 1,145,760 (17,908,229)
Total Common Stocks (Proceeds $17,071,939) ..................................
(17,908,229)
Total Securities Sold Short (Proceeds $17,071,939) ..............................
$(17,908,229)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
See Note 4 regarding holdings of 5% voting securities.
e
A portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2023, the aggregate value of these securities pledged amounted to $50,100,000, representing 0.8% of net assets.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2023, the Fund had the following futures contracts outstanding.
At September 3 0 , 202 3 , the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 41 .
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $144,227,879, representing 2.2% of net assets.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 326 $ 24,877,875 12/18/23 $ 612,482
Total Futures Contracts ...................................................................... $612,482
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 436,470 556,001 10/17/23 $ — $ (23,461)
British Pound ...... BOFA Sell 773,777 1,001,870 10/17/23 57,780 —
British Pound ...... HSBK Sell 574,533 712,486 10/17/23 11,494 —
British Pound ...... UBSW Buy 1,516,282 1,901,880 10/17/23 — (51,853)
British Pound ...... UBSW Sell 22,624,427 29,596,814 10/17/23 1,992,585 —
Total Forward Exchange Contracts ................................................... $2,061,859 $(75,314)
Net unrealized appreciation (depreciation) ............................................ $1,986,545
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Effective May 1, 2023, Franklin Mutual European Fund was renamed Franklin Mutual International Value Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At September 30, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,890,264 $ 85,327
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $1,890,264 $85,327
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 2,536,499 $ 114,499
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,536,499 $114,499
Principal
Amount /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 20,527,347
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 1,692,334 76,393
26,012,914
Sorenson Communications LLC, Term Loan, A, PIK,
10%, 4/01/30 ............................. 4/01/22 - 6/30/23 25,860,216 23,838,564
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended September 30, 2023, investments in “affiliated companies” were as follows:
Principal
Amount/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund (continued)
104,434,858
Sorenson Communications LLC, Term Loan, B, PIK, 8%,
4/01/30 .................................. 4/01/22 - 6/30/23 102,797,070 81,765,124
1 Tenerity, Inc. ............................... 1/31/22 204 41
48,380 Tenerity, Inc., 4/10/24 ......................... 5/11/17 6,590,959 409,516
7,104 Wayne Services Legacy, Inc. ................... 1/22/19 — —
1,714,983 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 14,021,182 15,443,468
Total Restricted Securities (Value is 5.6% of Net Assets) .............. $150,961,965 $142,060,453
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 4,804,678 $ 216,885
7,469 Wayne Services Legacy, Inc. ................... 1/22/19 — —
2,243,497 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 18,342,152 20,202,751
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $23,146,830 $20,419,636
†
Rounds to less than 0.1% of net assets.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp ... $ 136,791 $ — $ — $ — $ (18,326) $ 118,465 226,100 $ 288
Total Affiliated Securities
(Value is 0.0%* of Net
Assets) ............ $136,791 $— $— $— $(18,326) $118,465 $288
3. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2023, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC, Membership
Interests, B .......... $ 9,476,129 $ — $ — $ — $ 11,051,218 $ 20,527,347 106,532 $ —
Sorenson Communications
LLC, Membership Interests — — (2,524,365) 2,524,365 — —
a
— —
Wayne Services Legacy,
Inc. ............... — — — — — — 7,104 —
Interest
Sorenson Communications
LLC, Term Loan, A, PIK,
10%, 4/01/30 ........ 23,170,071 1,230,839
b
— — (562,346) 23,838,564 26,012,914 2,447,140
Sorenson Communications
LLC, Term Loan, B, PIK,
8%, 4/01/30 ......... 78,322,185 3,481,693
b
— — (38,754) 81,765,124 104,434,858 7,056,869
Total Affiliated Securities
(Value is 4.9% of Net
Assets) ............ $110,968,385 $4,712,532 $(2,524,365) $2,524,365 $10,450,118 $126,131,035 $9,504,009
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC ............... 254,651 — — — (37,766) 216,885 7,234,813 —
Wayne Services Legacy,
Inc. ............... — — — — — — 7,469 —
Total Affiliated Securities
(Value is 0.0%* of Net
Assets) ............ $254,651 $— $— $— $(37,766) $216,885 $—
*
Rounds to less than 0.1% of net assets.
a
As of September 30, 2023, no longer held by the fund .
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $3,000 $467,000 $(470,000) $— $— $— — $420
Total Affiliated Securities ... $3,000 $467,000 $(470,000) $— $— $— $420
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $— $11,952,000 $(11,952,000) $— $— $— — $8,679
Total Affiliated Securities ... $— $11,952,000 $(11,952,000) $— $— $— $8,679
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 85,116,779 $ — $ 85,116,779
Air Freight & Logistics ................... 80,985,376 — — 80,985,376
Automobile Components ................. — — 85,327 85,327
Banks ............................... 118,832,869 172,191,016 — 291,023,885
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Beverages ........................... $ — $ 88,909,868 $ — $ 88,909,868
Building Products ...................... 80,559,089 — — 80,559,089
Capital Markets ........................ 87,184,995 — — 87,184,995
Consumer Staples Distribution & Retail ...... — 72,806,592 — 72,806,592
Containers & Packaging ................. 74,752,741 — — 74,752,741
Diversified Telecommunication Services ..... — 72,084,684 — 72,084,684
Energy Equipment & Services ............. 71,672,796 — — 71,672,796
Entertainment ......................... 89,012,919 — — 89,012,919
Financial Services ...................... 86,148,443 — — 86,148,443
Health Care Equipment & Supplies ......... 109,006,831 — — 109,006,831
Health Care Providers & Services .......... 71,623,978 — — 71,623,978
Household Products .................... — 96,830,788 — 96,830,788
Insurance ............................ 129,619,179 — — 129,619,179
Machinery ............................ 84,755,657 — — 84,755,657
Media ............................... 101,787,982 — — 101,787,982
Metals & Mining ....................... — 69,332,674 — 69,332,674
Oil, Gas & Consumable Fuels ............. — 112,272,043 — 112,272,043
Personal Care Products ................. — 98,838,574 — 98,838,574
Pharmaceuticals ....................... 185,678,420 94,739,277 — 280,417,697
Retail REITs .......................... 59,605,207 — — 59,605,207
Software ............................. 53,881,480 — — 53,881,480
Technology Hardware, Storage & Peripherals . — 80,963,191 — 80,963,191
Textiles, Apparel & Luxury Goods .......... 49,903,905 72,643,886 — 122,547,791
Tobacco ............................. — 86,289,763 — 86,289,763
Trading Companies & Distributors .......... 95,309,543 — — 95,309,543
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 45,300,000 — 45,300,000
Total Investments in Securities ........... $1,630,321,410 $1,248,319,135
b
$85,327 $2,878,725,872
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... 69,213,673 43,468,155 — 112,681,828
Capital Markets ........................ 8,523,971 9,403,317 — 17,927,288
Consumer Finance ..................... 9,955,971 — — 9,955,971
Financial Services ...................... 33,744,368 — — 33,744,368
Household Durables .................... — 9,885,260 — 9,885,260
Insurance ............................ 65,361,112 26,617,461 — 91,978,573
Office REITs .......................... 3,971,631 — — 3,971,631
Professional Services ................... 5,446,927 — — 5,446,927
Real Estate Management & Development .... 11,094,218 — — 11,094,218
Trading Companies & Distributors .......... 8,774,928 — — 8,774,928
Short Term Investments ................... — 8,689,145 — 8,689,145
Total Investments in Securities ........... $216,086,799 $98,063,338
c
$— $314,150,137
Other Financial Instruments:
Forward exchange contracts ............... $— $1,547,445 $— $1,547,445
Futures contracts ........................ 235,259 — — 235,259
Total Other Financial Instruments ......... $235,259 $1,547,445 $— $1,782,704
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Financial Services Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 34,906 $ — $ 34,906
..............................................................
Total Other Financial Instruments ......... $— $34,906 $— $34,906
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 127,963,531 — 127,963,531
Air Freight & Logistics ................... 131,505,960 — — 131,505,960
Automobile Components ................. — 148,676,209 114,499 148,790,708
Automobiles .......................... 157,201,290 — — 157,201,290
Banks ............................... 151,206,408 337,876,371 — 489,082,779
Biotechnology ......................... 80,457,305 — — 80,457,305
Building Products ...................... 138,029,454 — — 138,029,454
Capital Markets ........................ 134,222,314 — — 134,222,314
Chemicals ........................... — 160,469,332 — 160,469,332
Consumer Finance ..................... 150,186,719 — — 150,186,719
Consumer Staples Distribution & Retail ...... — 159,137,489 — 159,137,489
Diversified Telecommunication Services ..... — 225,154,801 — 225,154,801
Electrical Equipment .................... — 103,225,709 — 103,225,709
Energy Equipment & Services ............. 160,181,699 — — 160,181,699
Entertainment ......................... 293,287,049 — — 293,287,049
Financial Services ...................... 494,645,266 — — 494,645,266
Food Products ........................ 169,645,948 154,763,784 — 324,409,732
Health Care Equipment & Supplies ......... 177,403,200 — — 177,403,200
Health Care Providers & Services .......... 508,000,553 184,490,376 — 692,490,929
Household Durables .................... 49,942,384 — — 49,942,384
Household Products .................... — 157,823,830 — 157,823,830
Industrial Conglomerates ................ — 138,068,470 — 138,068,470
Insurance ............................ 229,609,731 149,513,755 — 379,123,486
Interactive Media & Services .............. 85,751,384 — — 85,751,384
IT Services ........................... — 160,241,403 — 160,241,403
Machinery ............................ 118,560,540 — — 118,560,540
Media ............................... 224,387,807 — — 224,387,807
Metals & Mining ....................... — 131,571,948 — 131,571,948
Oil, Gas & Consumable Fuels ............. 170,387,175 387,907,909 — 558,295,084
Personal Care Products ................. — 183,592,776 — 183,592,776
Pharmaceuticals ....................... 410,904,667 188,541,136 — 599,445,803
Real Estate Management & Development .... 144,901,502 — — 144,901,502
Semiconductors & Semiconductor Equipment . — 105,317,981 — 105,317,981
Software ............................. 143,723,688 — — 143,723,688
Technology Hardware, Storage & Peripherals . — 157,602,546 — 157,602,546
Textiles, Apparel & Luxury Goods .......... 35,614,077 61,524,464 — 97,138,541
Tobacco ............................. — 159,886,890 — 159,886,890
Trading Companies & Distributors .......... 331,545,121 — — 331,545,121
Corporate Bonds ........................ — 56,340,091 — 56,340,091
Senior Floating Rate Interests ............... — 118,343,093 — 118,343,093
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 252,872,081 — 252,872,081
Total Investments in Securities ........... $4,691,301,241 $4,010,905,975
d
$114,499 $8,702,321,715
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward exchange contracts ............... $— $21,045,906 $— $21,045,906
Futures contracts ........................ 4,646,161 — — 4,646,161
Total Other Financial Instruments ......... $4,646,161 $21,045,906 $— $25,692,067
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 916,417 $ — $ 916,417
..............................................................
Total Other Financial Instruments ......... $— $916,417 $— $916,417
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 32,701,752 — 32,701,752
Automobile Components ................. — 26,728,296 — 26,728,296
Banks ............................... — 84,220,841 — 84,220,841
Beverages ........................... — 25,103,644 — 25,103,644
Capital Markets ........................ — 14,859,851 — 14,859,851
Chemicals ........................... — 15,164,464 — 15,164,464
Consumer Staples Distribution & Retail ...... — 22,227,060 — 22,227,060
Diversified Telecommunication Services ..... — 48,745,187 — 48,745,187
Electrical Equipment .................... — 7,841,891 — 7,841,891
Electronic Equipment, Instruments &
Components .......................... — 18,583,986 — 18,583,986
Food Products ........................ — 7,425,261 — 7,425,261
Health Care Equipment & Supplies ......... — 19,883,851 — 19,883,851
Health Care Providers & Services .......... — 17,142,262 — 17,142,262
Household Durables .................... — 16,881,172 — 16,881,172
Household Products .................... — 7,517,036 — 7,517,036
Independent Power and Renewable Electricity
Producers ............................ — 12,067,263 — 12,067,263
Industrial Conglomerates ................ — 15,238,068 — 15,238,068
Insurance ............................ — 34,362,343 — 34,362,343
Interactive Media & Services .............. — 10,310,806 — 10,310,806
IT Services ........................... — 15,324,192 — 15,324,192
Machinery ............................ — 13,569,621 — 13,569,621
Metals & Mining ....................... — 31,140,892 — 31,140,892
Oil, Gas & Consumable Fuels ............. — 58,829,807 — 58,829,807
Personal Care Products ................. — 15,761,388 — 15,761,388
Pharmaceuticals ....................... — 35,163,979 — 35,163,979
Semiconductors & Semiconductor Equipment . — 10,779,137 — 10,779,137
Software ............................. 13,330,399 — — 13,330,399
Technology Hardware, Storage & Peripherals . — 22,493,328 — 22,493,328
Textiles, Apparel & Luxury Goods .......... — 14,655,815 — 14,655,815
Tobacco ............................. — 14,989,419 — 14,989,419
Trading Companies & Distributors .......... 15,843,477 — — 15,843,477
Short Term Investments ................... — 39,100,000 — 39,100,000
Total Investments in Securities ........... $29,173,876 $708,812,612
e
$— $737,986,488
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 9,066 $ — $ — $ 9,066
..............................................................
Total Other Financial Instruments ......... $9,066 $— $— $9,066
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 7,778,637 $ — $ — $ 7,778,637
Air Freight & Logistics ................... 37,678,923 — — 37,678,923
Automobile Components ................. 6,470,185 — 76,393 6,546,578
Automobiles .......................... 25,784,815 — — 25,784,815
Banks ............................... 62,064,124 — — 62,064,124
Beverages ........................... — 32,738,557 — 32,738,557
Biotechnology ......................... 19,667,184 — — 19,667,184
Broadline Retail ....................... 31,654,283 — — 31,654,283
Building Products ...................... 24,697,475 — — 24,697,475
Chemicals ........................... 28,347,408 30,204,874 — 58,552,282
Communications Equipment .............. — — 20,527,347 20,527,347
Construction & Engineering ............... 20,745,674 — — 20,745,674
Consumer Staples Distribution & Retail ...... — 24,766,545 — 24,766,545
Containers & Packaging ................. 24,798,460 — — 24,798,460
Diversified Telecommunication Services ..... — 46,703,656 15,443,468 62,147,124
Electric Utilities ........................ 65,376,306 — — 65,376,306
Energy Equipment & Services ............. 50,525,879 — — 50,525,879
Entertainment ......................... 81,771,017 — — 81,771,017
Financial Services ...................... 71,851,621 — — 71,851,621
Food Products ........................ — 32,368,622 — 32,368,622
Health Care Equipment & Supplies ......... 36,666,290 — — 36,666,290
Health Care Providers & Services .......... 132,190,464 28,709,694 — 160,900,158
Household Products .................... — 43,215,657 — 43,215,657
Independent Power and Renewable Electricity
Producers ............................ 31,168,907 — — 31,168,907
Insurance ............................ 120,659,174 89,996,423 — 210,655,597
Media ............................... 50,162,624 — 41 50,162,665
Metals & Mining ....................... 15,785,280 40,040,306 — 55,825,586
Oil, Gas & Consumable Fuels ............. 38,973,636 44,693,481 — 83,667,117
Personal Care Products ................. 25,472,725 31,909,042 — 57,381,767
Pharmaceuticals ....................... 69,412,744 44,236,737 — 113,649,481
Professional Services ................... 33,568,542 — — 33,568,542
Real Estate Management & Development .... 14,578,981 — — 14,578,981
Semiconductors & Semiconductor Equipment . 4,705,401 — — 4,705,401
Software ............................. 61,687,205 — — 61,687,205
Specialized REITs ...................... 4,907,445 — — 4,907,445
Specialty Retail ........................ — — —
a
—
Textiles, Apparel & Luxury Goods .......... 7,858,777 12,615,082 — 20,473,859
Tobacco ............................. — 71,679,954 — 71,679,954
Trading Companies & Distributors .......... 32,614,157 — — 32,614,157
Wireless Telecommunication Services ....... 2,375,050 — — 2,375,050
Rights ................................. — 673,643 — 673,643
Warrants :
Media ............................... — — 409,516 409,516
Wireless Telecommunication Services ....... 631,246 — — 631,246
Corporate Bonds ........................ — 258,075,270 — 258,075,270
Senior Floating Rate Interests ............... — 170,348,639 105,603,688 275,952,327
Companies in Liquidation .................. — — —
a
—
Options purchased ....................... 6,000 — — 6,000
Short Term Investments ................... — 173,603,728 — 173,603,728
Total Investments in Securities ........... $1,242,636,639 $1,176,579,910
f
$142,060,453 $2,561,277,002
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward exchange contracts ............... $— $6,402,491 $— $6,402,491
Futures contracts ........................ 660,789 — — 660,789
Total Other Financial Instruments ......... $660,789 $6,402,491 $— $7,063,280
Liabilities:
Other Financial Instruments:
Options written .......................... $ 182,600 $ — $ — $ 182,600
Securities Sold Short ..................... 7,770,892 — — 7,770,892
Total Other Financial Instruments ......... $7,953,492 $— $— $7,953,492
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 117,834,447 — — 117,834,447
Automobile Components ................. — — 216,885 216,885
Automobiles .......................... 117,280,950 — — 117,280,950
Banks ............................... 340,181,369 — — 340,181,369
Biotechnology ......................... 63,947,763 — — 63,947,763
Building Products ...................... 135,042,989 — — 135,042,989
Capital Markets ........................ 110,907,946 — — 110,907,946
Construction & Engineering ............... 34,332,753 — — 34,332,753
Consumer Finance ..................... 114,226,685 — — 114,226,685
Containers & Packaging ................. 123,893,021 — — 123,893,021
Diversified Telecommunication Services ..... — — 20,202,751 20,202,751
Electronic Equipment, Instruments &
Components .......................... 135,601,156 — — 135,601,156
Energy Equipment & Services ............. 133,011,217 — — 133,011,217
Entertainment ......................... 304,649,322 — — 304,649,322
Financial Services ...................... 444,207,910 — — 444,207,910
Food Products ........................ 161,198,843 — — 161,198,843
Health Care Equipment & Supplies ......... 234,896,469 — — 234,896,469
Health Care Providers & Services .......... 395,625,347 — — 395,625,347
Household Durables .................... 102,506,283 — — 102,506,283
Insurance ............................ 233,567,022 — — 233,567,022
Interactive Media & Services .............. 89,827,936 — — 89,827,936
Machinery ............................ 96,759,884 — — 96,759,884
Media ............................... 309,201,887 — — 309,201,887
Metals & Mining ....................... 36,377,600 — — 36,377,600
Oil, Gas & Consumable Fuels ............. 327,367,607 136,531,186 — 463,898,793
Personal Care Products ................. 110,063,119 — — 110,063,119
Pharmaceuticals ....................... 293,324,918 141,554,855 — 434,879,773
Professional Services ................... 219,529,846 — — 219,529,846
Real Estate Management & Development .... 155,935,448 — — 155,935,448
Retail REITs .......................... 141,361,145 — — 141,361,145
Software ............................. 195,936,782 — — 195,936,782
Specialty Retail ........................ — — —
a
—
Textiles, Apparel & Luxury Goods .......... 79,457,324 — — 79,457,324
Tobacco ............................. — 129,277,209 — 129,277,209
Trading Companies & Distributors .......... 108,345,270 — — 108,345,270
Wireless Telecommunication Services ....... 136,757,565 — — 136,757,565
Corporate Bonds ........................ — 144,227,879 — 144,227,879
Senior Floating Rate Interests ............... — 181,037,224 — 181,037,224
Companies in Liquidation .................. — — —
a
—
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ — $ 274,346,315 $ — $ 274,346,315
Total Investments in Securities ........... $5,603,157,823 $1,006,974,668
g
$20,419,636 $6,630,552,127
Other Financial Instruments:
Forward exchange contracts ............... $— $2,061,859 $— $2,061,859
Futures contracts ........................ 612,482 — — 612,482
Total Other Financial Instruments ......... $612,482 $2,061,859 $— $2,674,341
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 17,908,229 $ — $ — $ 17,908,229
Forward exchange contracts ................ — 75,314 — 75,314
Total Other Financial Instruments ......... $17,908,229 $75,314 $— $17,983,543
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $1,203,019,135, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $89,374,193, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $3,583,350,710, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $669,712,612, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $573,878,630, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $407,363,250, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Automobile Components $ 89,695 $ — $ — $ — $ — $ — $ — $ (13,302) $ 76,393 $ (13,302)
Communications
Equipment ....... 9,476,129
c
— —
c
— — — — 11,051,218 20,527,347 11,051,218
Diversified
Telecommunication
Services ........ 15,568,639 1,161,706 — — — — — (1,286,877) 15,443,468 (1,286,877)
Media ........... 44 — — — — — — (3) 41 (3)
Specialty Retail ..... —
c
— — — — — — — —
c
—
Warrants :
Diversified
Telecommunication
Services ........ 877,909 — (1,161,706) — — — — 283,797 — —
Media ........... 792,276 — — — — — — (382,760) 409,516 (382,760)
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2023, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund (continued)
Assets:
Investments in Securities:
Senior Floating Rate
Interests :
Communications
Equipment ....... $ 101,492,256 $ 4,640,301 $ — $ — $ — $ 72,231 $ — $ (601,100) $ 105,603,688 $ (601,100)
Companies in Liquidation : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $128,296,948 $5,802,007 $(1,161,706) $— $— $72,231 $— $9,050,973 $142,060,453 $8,767,176
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $20,527,347 Market comparables Discount for lack of marketability
11.7% Decrease
EV/EBITDA multiple 7.0x Increase
EV/revenue multiple 1.9x Increase
Diversified Telecommunication Services 15,443,468 Market comparables Discount for lack of marketability
10.0% Decrease
EV/EBITDA multiple 4.0x Increase
Senior Floating Rate Interests:
Communications Equipment . . . . . . 105,603,688 Discounted cash flow Discount rate 11.2% - 11.7%
(11.6%)
Decrease
All Other Investments . . . . . . . . . 485,950
c,d
Total . . . . . . . . . . . . . . . . . . . . . . . $142,060,453
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.